UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mimi Drake
Title:    Chief Financial Officer
Phone:    (610) 940-5306


Signature, Place and Date of Signing:


  /s/ Mimi Drake         West Conshohocken, PA         November 14, 2007
------------------     -------------------------     ---------------------
   [Signature]               [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:       111

Form 13F Information Table Value Total:  $732,160
                                          (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number            Name
---       -------------------------       -----------------------------------
 1         028-11630                       Defiance Asset Management Fund, L.P.

 2         028-12487                       Defiance Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2007
COLUMN 1                       COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COL 7          COLUMN 8
                                                        MARKET
                                 TITLE                   VALUE    SHRS OR   SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL   DISCRETION   MNGRS   SOLE     SHARED    NONE
AETNA INC NEW                 COM           00817Y108   16,738     308,416  SH         Shared-Other    1               308,416
AETNA INC NEW                 COM           00817Y108    6,137     113,077  SH         Shared-Other    2               113,077
AETNA INC NEW                 COM           00817Y108    1,055      19,437  SH             Sole       None   19,437
AMERICAN EAGLE OUTFITTERS NE  COM           02553E106    4,606     175,067  SH         Shared-Other    1               175,067
AMERICAN EAGLE OUTFITTERS NE  COM           02553E106    1,662      63,174  SH         Shared-Other    2                63,174
AMERICAN EAGLE OUTFITTERS NE  COM           02553E106      287      10,907  SH             Sole       None   10,907
APACHE CORP                   COM           037411105    1,477      16,407  SH             Sole       None   16,407
APACHE CORP                   COM           037411105   13,209     146,669  SH         Shared-Other    1               146,669
APACHE CORP                   COM           037411105    4,787      53,154  SH         Shared-Other    2                53,154
ARCHER DANIELS MIDLAND CO     COM           039483102   16,040      48,488  SH             Sole       None   48,488
ARCHER DANIELS MIDLAND CO     COM           039483102   14,399     435,282  SH         Shared-Other    1               435,282
ARCHER DANIELS MIDLAND CO     COM           039483102    5,210     157,493  SH         Shared-Other    2               157,493
ASYST TECHNOLOGY CORP         COM           04648X107    1,077     203,502  SH             Sole       None  203,502
ASYST TECHNOLOGY CORP         COM           04648X107    9,770   1,846,937  SH         Shared-Other    1             1,846,937
ASYST TECHNOLOGY CORP         COM           04648X107    3,513     664,129  SH         Shared-Other    2               664,129
BANK OF AMERICA CORPORATION   COM           060505104    1,254      24,936  SH             Sole       None   24,936
BANK OF AMERICA CORPORATION   COM           060505104   11,235     223,500  SH         Shared-Other    1               223,500
BANK OF AMERICA CORPORATION   COM           060505104    4,103      81,612  SH         Shared-Other    2                81,612
CATERPILLAR INC DEL           COM           149123101    1,929      24,601  SH             Sole       None   24,601
CATERPILLAR INC DEL           COM           149123101   17,472     222,766  SH         Shared-Other    1               222,766
CATERPILLAR INC DEL           COM           149123101    6,301      80,340  SH         Shared-Other    2                80,340
CITIGROUP INC                 COM           172967101    1,874      20,149  SH             Sole       None   20,149
CITIGROUP INC                 COM           172967101   16,757     359,052  SH         Shared-Other    1               359,052
CITIGROUP INC                 COM           172967101    6,127     131,289  SH         Shared-Other    2               131,289
CLEVELAND CLIFFS INC          COM           185896107      404       4,587  SH             Sole       None    4,587
CLEVELAND CLIFFS INC          COM           185896107    8,244      93,709  SH         Shared-Other    1                93,709
CLEVELAND CLIFFS INC          COM           185896107    3,022      34,358  SH         Shared-Other    2                34,358
COMMERCIAL METALS CO          COM           201723103    1,076      33,983  SH             Sole       None   33,983
COMMERCIAL METALS CO          COM           201723103    9,762     308,449  SH         Shared-Other    1               308,449
COMMERCIAL METALS CO          COM           201723103    3,515     111,068  SH         Shared-Other    2               111,068
CONOCOPHILLIPS                COM           20825C104    2,383      27,156  SH             Sole       None   27,156
CONOCOPHILLIPS                COM           20825C104   21,564     245,692  SH         Shared-Other    1               245,692
CONOCOPHILLIPS                COM           20825C104    7,829      89,198  SH         Shared-Other    2                89,198
ENDOLOGIX INC                 COM           29266S106      129      32,665  SH             Sole       None   32,665
ENDOLOGIX INC                 COM           29266S106    2,622     665,553  SH         Shared-Other    1               665,553
ENDOLOGIX INC                 COM           29266S106      978     248,119  SH         Shared-Other    2               248,119
FLEXTRONICS INTL LTD          ORD           Y2573F102    1,777     158,995  SH             Sole       None  158,995
FLEXTRONICS INTL LTD          ORD           Y2573F102   16,103   1,440,324  SH         Shared-Other    1             1,440,324
FLEXTRONICS INTL LTD          ORD           Y2573F102    5,835     521,931  SH         Shared-Other    2               521,931
GOTTSCHALKS INC               COM           383485109      224      51,478  SH             Sole       None   51,478
GOTTSCHALKS INC               COM           383485109    2,219     511,293  SH         Shared-Other    1               511,293
GOTTSCHALKS INC               COM           383485109      806     185,629  SH         Shared-Other    2               185,629
HARTFORD FINL SVCS GROUP INC  COM           416515104    1,136      12,271  SH             Sole       None   12,271
HARTFORD FINL SVCS GROUP INC  COM           416515104   10,130     109,458  SH         Shared-Other    1               109,458
HARTFORD FINL SVCS GROUP INC  COM           416515104    3,671      39,670  SH         Shared-Other    2                39,670
HESS CORP                     COM           42809H107    1,037      15,578  SH             Sole       None   15,578
HESS CORP                     COM           42809H107    9,362     140,713  SH         Shared-Other    1               140,713
HESS CORP                     COM           42809H107    3,396      51,047  SH         Shared-Other    2                51,047
ISHARES TR                    RUSSELL 2000  464287655   24,562       3,068  PRN  PUT   Shared-Other    1                 3,068
ISHARES TR                    RUSSELL 2000  464287655    8,815       1,101  PRN  PUT   Shared-Other    2                 1,101
ISHARES TR                    RUSSELL 2000  464287655    1,553         194  PRN  PUT       Sole       None      194
JAKKS PAC INC                 COM           47012E106    2,637      98,714  SH             Sole       None   98,714
JAKKS PAC INC                 COM           47012E106   23,858     893,215  SH         Shared-Other    1               893,215
JAKKS PAC INC                 COM           47012E106    8,613     322,461  SH         Shared-Other    2               322,461
KOHLS CORP                    COM           500255104      456       7,949  SH             Sole       None    7,949
KOHLS CORP                    COM           500255104    4,127      71,983  SH         Shared-Other    1                71,983
KOHLS CORP                    COM           500255104    1,494      26,068  SH         Shared-Other    2                26,068
MARATHON OIL CORP             COM           565849106      427       7,494  SH             Sole       None    7,494
MARATHON OIL CORP             COM           565849106    3,878      68,016  SH         Shared-Other    1                68,016
MARATHON OIL CORP             COM           565849106    1,396      24,490  SH         Shared-Other    2                24,490
MERRILL LYNCH & CO INC        COM           590188108      414       5,813  SH             Sole       None    5,813
MERRILL LYNCH & CO INC        COM           590188108    3,757      52,710  SH         Shared-Other    1                52,710
MERRILL LYNCH & CO INC        COM           590188108    1,353      18,977  SH         Shared-Other    2                18,977
MIDCAP SPDR TR                UNIT SER 1    595635103    2,220         138  PRN  PUT       Sole       None      138
MIDCAP SPDR TR                UNIT SER 1    595635103   20,219       1,257  PRN  PUT   Shared-Other    1                 1,257
MIDCAP SPDR TR                UNIT SER 1    595635103    7,319         455  PRN  PUT   Shared-Other    2                   455
NABORS INDUSTRIES LTD         SHS           G6359F103    1,940      63,042  SH             Sole       None   63,042
NABORS INDUSTRIES LTD         SHS           G6359F103   17,574     571,154  SH         Shared-Other    1               571,154
NABORS INDUSTRIES LTD         SHS           G6359F103    6,332     205,792  SH         Shared-Other    2               205,792
NEW YORK & CO INC             COM           649295102      553      90,743  SH             Sole       None   90,743
NEW YORK & CO INC             COM           649295102    5,003     820,130  SH         Shared-Other    1               820,130
NEW YORK & CO INC             COM           649295102    1,802     295,341  SH         Shared-Other    2               295,341
NORTHWEST AIRLS CORP          COM           667280408    1,127      63,295  SH             Sole       None   63,295
NORTHWEST AIRLS CORP          COM           667280408   10,238     575,179  SH         Shared-Other    1               575,179
NORTHWEST AIRLS CORP          COM           667280408    3,708     208,301  SH         Shared-Other    2               208,301
PFIZER INC                    COM           717081103      604      24,697  SH             Sole       None   24,697
PFIZER INC                    COM           717081103    5,468     223,831  SH         Shared-Other    1               223,831
PFIZER INC                    COM           717081103    1,973      80,764  SH         Shared-Other    2                80,764
SEAGATE TECHNOLOGY            SHS           G7945J104    2,495      97,548  SH             Sole       None   97,548
SEAGATE TECHNOLOGY            SHS           G7945J104   22,624     884,456  SH         Shared-Other    1               884,456
SEAGATE TECHNOLOGY            SHS           G7945J104    8,132     317,886  SH         Shared-Other    2               317,886
SKECHERS U S A INC            CL A          830566105    1,921      86,937  SH             Sole       None   86,937
SKECHERS U S A INC            CL A          830566105   17,424     788,413  SH         Shared-Other    1               788,413
SKECHERS U S A INC            CL A          830566105    6,278     284,050  SH         Shared-Other    2               284,050
SPDR TR                       UNIT SER 1    78462F103    6,729         441  PRN  PUT       Sole       None      441
SPDR TR                       UNIT SER 1    78462F103   60,895       3,991  PRN  PUT   Shared-Other    1                 3,991
SPDR TR                       UNIT SER 1    78462F103   22,017       1,443  PRN  PUT   Shared-Other    2                 1,443
SUNOCO INC                    COM           86764P109      264       3,724  SH             Sole       None    3,724
SUNOCO INC                    COM           86764P109    2,395      33,841  SH         Shared-Other    1                33,841
SUNOCO INC                    COM           86764P109      867      12,245  SH         Shared-Other    2                12,245
TEREX CORP NEW                COM           880779103    2,100      23,590  SH             Sole       None   23,590
TEREX CORP NEW                COM           880779103   19,049     213,981  SH         Shared-Other    1               213,981
TEREX CORP NEW                COM           880779103    6,862      77,079  SH         Shared-Other    2                77,079
TRAVELERS COMPANIES INC       COM           89417E109    1,419      28,195  SH             Sole       None   28,195
TRAVELERS COMPANIES INC       COM           89417E109   12,653     251,356  SH         Shared-Other    1               251,356
TRAVELERS COMPANIES INC       COM           89417E109    4,578      90,946  SH         Shared-Other    2                90,946
TWEEN BRANDS INC              COM           901166108    1,252      38,132  SH             Sole       None   38,132
TWEEN BRANDS INC              COM           901166108   11,361     345,940  SH         Shared-Other    1               345,940
TWEEN BRANDS INC              COM           901166108    4,096     124,728  SH         Shared-Other    2               124,728
U S AIRWAYS GROUP INC         COM           90341W108    1,882      71,677  SH             Sole       None   71,677
U S AIRWAYS GROUP INC         COM           90341W108   17,081     650,711  SH         Shared-Other    1               650,711
U S AIRWAYS GROUP INC         COM           90341W108    6,154     234,447  SH         Shared-Other    2               234,447
VALERO ENERGY CORP NEW        COM           91913Y100      368       5,479  SH             Sole       None    5,479
VALERO ENERGY CORP NEW        COM           91913Y100    3,305      49,193  SH         Shared-Other    1                49,193
VALERO ENERGY CORP NEW        COM           91913Y100    1,204      17,922  SH         Shared-Other    2                17,922
VISHAY INTERTECHNOLOGY INC    COM           928298108      780      59,869  SH             Sole       None   59,869
VISHAY INTERTECHNOLOGY INC    COM           928298108    7,081     543,443  SH         Shared-Other    1               543,443
VISHAY INTERTECHNOLOGY INC    COM           928298108    2,550     195,688  SH         Shared-Other    2               195,688
WELLPOINT INC                 COM           94973V107    1,409      17,853  SH             Sole       None   17,853
WELLPOINT INC                 COM           94973V107   12,643     160,201  SH         Shared-Other    1               160,201
WELLPOINT INC                 COM           94973V107    4,629      58,649  SH         Shared-Other    2                58,649



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